Revenue	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
REVENUE

NOTE 3:-   REVENUE

Disaggregation of Revenues

Revenue disaggregated by geography for the years ended December 31, 2023, 2022 and 2021, based on the billing address of the Company’s customers, consists of the following:

	Year ended December 31,
	2023		2022		2021
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
China	$639	43.5%	$1,476	42.0%	$702	31.2%
Hong Kong	266	18.1%	-	-	35	1.6%
Sweden	247	16.8%	1,276	36.3%	928	41.2%
USA	148	10.1%	135	3.8%	63	2.8%
Germany	81	5.5%	284	8.1%	351	15.6%
Israel	50	3.4%	25	0.7%	34	1.5%
Italy	-	-	124	3.5%	-	-
Switzerland	-	-	197	5.6%	53	2.4%
Other	39	2.6%	-	-	83	3.7%
Total revenue	$1,470	100%	$3,517	100%	$2,249	100%

Contract Liabilities

Contract liabilities consist of deferred revenue and customer advanced payments. Deferred revenue includes billings in excess of revenue recognized related to product sales and is recognized as revenue when the Company performs under the contract. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment term. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer.

Contract liabilities presented as deferred revenue amounted to $0 and $351 as of December 31, 2023 and 2022, respectively.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of product and services revenue not yet performed. As of December 31, 2023 and 2022 the aggregate amount of the transaction price allocated to remaining performance obligations was $977 and $232, respectively. The Company expects to recognize 2023 remaining performance obligations as revenue during 2024.